Leases	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Leases
(10)	LEASES
The primary leases that the Group entered into were for training centers and office spaces. Certain leases include renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.
As of December 31, 2021, the Company has 33 operating leases for training center and office spaces with remaining terms expiring from 1 through 55 months
and a weighted average remaining lease term of 3.08 years. Weighted average discount rates used in the calculation of the lease liability is 6.63%. As of December 31, 2022, the Company has 29 operating leases for training center and office spaces with remaining terms expiring from 1 through 66 months
and a weighted average remaining lease term of 2.79 years. Weighted average discount rates used in the calculation of the lease liability is 6.57%. The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Company would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.
Operating lease costs for the years ended December 31, 2020, 2021 and 2022 were RMB
22,998,535, RMB 21,599,937 and RMB 18,456,989
, respectively, which excluded cost of short-term contracts. Short-term lease expense, with a lease term of 12 months or less, for the years ended December 31, 2020, 2021 and 2022 were RMB 6,112,893, RMB 3,248,285 and RMB 3,412,129, respectively. Short-term lease commitments as of December 31, 2022 was RMB1,491,306. There were no
 variable lease costs or sublease income for leased assets for the years ended December 31, 2020, 2021 and 2022.
The impact of ASC 842 on the consolidated balance sheets as of December 31, 2021 and 2022 was as follows:

	December 31,	December 31,
	2021	2022
	RMB	RMB
Operating leases:
Right-of-use assets	42,417,409	37,616,541
Lease liabilities-current	17,351,427	16,920,429
Lease liabilities-non-current	23,365,840	19,528,763

Other information related to leases is presented below:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Supplemental cash flow information:
Cash paid for amounts included in measurement of operating leases liabilities	20,376,826	21,478,066	18,669,210
Lease liability arising from obtaining Right-of-use assets	33,360,187	16,132,735	14,628,975
Maturities
of lease liabilities under
non-cancellable
leases as of December 31, 2022 are as follows:

Operating leases
RMB
2023	17,522,664
2024	12,278,559
2025	7,766,713
2026	1,538,067
2027	707,828
Thereafter	128,696
Total undiscounted lease payments	39,942,527
Less: Imputed interest	(3,493,335)
Total lease liabilities	36,449,192